Non-Controlling Interest (Details) - CNY (¥) ¥ in Thousands		1 Months Ended	12 Months Ended
	Sep. 03, 2018	Sep. 30, 2018	Jun. 30, 2019	Sep. 05, 2018	Jul. 31, 2018	Jul. 04, 2018	Jun. 30, 2018
Non-controlling interest in the consolidated balance sheet			¥ 3,173				¥ 8,859
Beijing Fanlian [Member]
Equity interest percentage				100.00%
Cash consideration	¥ 10,000
NCI's book value	¥ 8,200
Additional new ordinary shares				4,033,600
New ordinary shares				¥ 10,000
Zhonghui [Member]
Equity interest percentage		49.00%			51.00%
Non-controlling interest in the consolidated balance sheet			1,580
Asset Management acquired percentage						51.00%
Consideration prior to acquisition		¥ 2,450	¥ 2,450
Puyi Asset [Member]
Equity interest percentage					51.00%
Asset Management acquired percentage	15.41%